DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS - Disclosure of outstanding copper price option contracts (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) lb $ / Pound	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value | $	$ (29,165)	$ 26,568
Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	27
Period	Q1 2026
Cost | $	$ 1,494
Fair value | $	$ (12,496)
Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	4
Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	5.4
Copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	27
Period	Q2 2026
Fair value | $	$ (16,669)
Copper collars [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	4
Copper collars [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	5.4